Document And Entity Information	Jun. 04, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 04, 2025
Entity Registrant Name	Beachbody Company, Inc.
Entity Central Index Key	0001826889
Entity Emerging Growth Company	false
Entity File Number	001-39735
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-3222090
Entity Address, Address Line One	400 Continental Blvd
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	El Segundo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90245
City Area Code	(310)
Local Phone Number	883-9000
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	BODI
Security Exchange Name	NYSE